NOTE PAYABLE RELATED PARTY (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Interest expense	$ 30,000	$ 10,000		$ 362,000
Interest rate					10.00%	10.00%
Dan Pappalardo [Member]
Interest expense	4,000	5,000	$ 13,000	15,000
Due to related party	120,000		$ 120,000		$ 200,000
Interest rate			10.00%
Principal payment	30,000		$ 80,000
Sally Pappalardo [Member]
Interest expense		5,000		15,000
Due to related party	$ 0	$ 235,000	$ 0	$ 235,000
Interest rate			10.00%
Principal payment					300,000
Outstanding principal					235,000
Accrued interest					$ 65,000